UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08939
                                     ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                  10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2006
                         ----------------

Date of reporting period: January 31, 2006
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:



                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.49%
Energy & Utilities      17,500,000      Mirant Corporation 364 Day Revolver (a) (b) *                $ 24,113,824        0.32%
                                                                                                     ------------
Insurance Services       3,440,307      Safelite Glass Term A Note (b)                                  3,405,904
Companies                9,054,846      Safelite Glass Term B Note (b)                                  8,964,297
                                                                                                     ------------
                                                                                                       12,370,201        0.17%
                                                                                                     ------------
                                        TOTAL BANK DEBT
                                        (Cost $18,698,434)                                             36,484,025
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 6.38%
Auto Parts             250,750,000      Collins & Aikman Products, Inc. 10.75%, due 12/31/11 (a) *     75,225,000
                         2,000,000      Collins & Aikman Products, Inc. 12.875%, due 08/15/12 (a) *       140,000
                                                                                                     ------------
                                                                                                       75,365,000        1.01%
                                                                                                     ------------
Automotive               2,005,000      General Motors Corp. 7.75% PIK, due 03/15/36                      526,313        0.01%
                                                                                                     ------------
Building                78,559,000      USG Corp. 9.25%, due 09/15/01 (a) (b) *                       112,197,964
& Construction          85,535,000      USG Corp. 8.50%, due 08/01/05 (a) *                           118,893,650
                           555,000      USG Corp. Muni East Chicago Solid Waste Disposal 5.50%,
                                        due 09/01/28 (a) *                                                668,781
                         3,755,000      USG Corp. Muni East Chicago Solid Waste Disposal 6.375%,
                                        due 08/01/29 (a) *                                              4,543,550
                        17,460,000      USG Corp. Muni Pennsylvania Economic Dev. 6.00%,
                                        due 06/01/31 (a) *                                             21,475,800
                        26,040,000      USG Corp. Muni Ohio Solid Waste Disposal 5.60%,
                                        due 08/01/32 (a) *                                             32,040,918
                        18,930,000      USG Corp. Muni Ohio Solid Waste Disposal 5.65%,
                                        due 03/01/33 (a) *                                             23,379,307
                         4,210,000      USG Corp. Muni Ohio Solid Waste Disposal 6.05%,
                                        due 08/01/34 (a) *                                              5,201,413
                                                                                                     ------------
                                                                                                      318,401,383        4.26%
                                                                                                     ------------
Consumer Products       64,300,000      Home Products International, Inc. 9.625%, due 05/15/08         48,868,000        0.65%
                                                                                                     ------------
Energy & Utilities      10,000,000      Mirant Americas Generation LLC 8.50%, due 10/01/21             10,275,000        0.14%
                                                                                                     ------------

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                                       1
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                  (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Hard Goods Retail       18,648,000      Hechinger Co. 6.95%, due 10/15/03 (a) (b) *                  $    424,550
                        14,752,000      Hechinger Co. 9.45%, due 11/15/12 (a) (b) *                       335,852
                                                                                                     ------------
                                                                                                          760,402        0.01%
                                                                                                     ------------
Real Estate              9,170,006      FNC Realty Corp., 7.00%, due 07/27/08 (b)                       9,170,006        0.12%
                                                                                                     ------------
Retail                  92,249,625      Sears Escrow Notes (a) (b) (d)                                         --
                        86,205,118      Sears Holding Corp. Trade Claims (a) (b)                       13,182,771
                                                                                                     ------------
                                                                                                       13,182,771        0.18%
                                                                                                     ------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $430,851,260)                                           476,548,875
                                                                                                     ------------
                        SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.39%
Financial Insurance            259      ACA Capital Holdings, Inc. Convertible (a) (b) (c)             14,715,824
                               103      ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)       5,881,448
                           133,783      ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)     8,333,333
                         6,045,667      CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                        --
                                                                                                     ------------
                                                                                                       28,930,605        0.39%
                                                                                                     ------------
Insurance & Reinsurance      4,775      Ecclesiastical Insurance, 8.625% (United Kingdom)                  11,978
                         1,022,245      RS Holdings Convertible Class A (a) (b)                                --
                                                                                                     ------------
                                                                                                           11,978        0.00%
                                                                                                     ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $36,814,424)                                             28,942,583
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 65.52%
Annuities & Mutual Fund  1,451,598      Legg Mason, Inc.                                              188,272,261
Management & Sales       2,500,000      Mellon Financial Corp.                                         88,175,000
                           489,900      Nuveen Investments Class A                                     22,226,763
                           139,212      Westwood Holdings Group, Inc.                                   2,617,186
                                                                                                     ------------
                                                                                                      301,291,210        4.03%
                                                                                                     ------------
Computerized Securities    132,800      Investment Technology Group, Inc. (a)                           5,973,344        0.08%
Trading                                                                                              ------------

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                                       2
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Consumer Products           47,250      JAKKS Pacific, Inc. (a)                                    $    1,073,047        0.01%
                                                                                                   --------------
Depository Institutions    390,800      Berkshire Hills Bancorp, Inc.                                  12,943,296
                           529,600      Brookline Bancorp, Inc.                                         7,938,704
                           218,500      Carver Bancorp, Inc. (c)                                        3,349,605
                        26,127,450      Liu Chong Hing Bank, Ltd. (c) (Hong Kong)                      44,119,699
                            34,087      TD Banknorth, Inc.                                                987,841
                            49,731      Tompkins Trustco, Inc.                                          2,366,201
                            16,354      The Toronto-Dominion Bank (Canada)                                869,052
                                                                                                   --------------
                                                                                                       72,574,398        0.97%
                                                                                                   --------------
Electronics Components   2,496,500      American Power Conversion Corp.                                59,167,050
                         9,046,200      AVX Corp. (c)                                                 150,347,844
                                                                                                   --------------
                                                                                                      209,514,894        2.81%
                                                                                                   --------------
Financial Insurance        118,812      ACA Capital Holdings, Inc. (a) (b) (c)                          4,708,346
                           300,000      Ambac Financial Group, Inc.                                    23,043,000
                         3,477,409      MBIA, Inc.                                                    214,069,298
                         1,576,580      Radian Group, Inc.                                             90,227,673
                                                                                                   --------------
                                                                                                      332,048,317        4.45%
                                                                                                   --------------
Financial Services         250,000      CIT Group, Inc.                                                13,335,000        0.18%
                                                                                                   --------------
Holding Companies        4,373,700      Brookfield Asset Management (Canada)                          234,255,372
                            83,370      Capital Southwest Corp.                                         7,783,423
                        18,407,000      Cheung Kong Holdings, Ltd. (Hong Kong)                        197,529,277
                         3,951,800      Guoco Group, Ltd. (Hong Kong) (1)                              43,477,314
                        12,713,000      Hutchison Whampoa, Ltd. (Hong Kong)                           129,870,807
                         7,174,600      Investor AB Class A (Sweden)                                  125,180,667
                         2,200,000      Jardine Matheson Holdings, Ltd. (Singapore)                    37,400,000
                           359,250      Pargesa Holding AG (Switzerland)                               35,125,543
                         3,082,302      RHJ International (a) (Belgium)                                79,591,364
                        13,500,500      Toyota Industries Corp. (Japan)                               489,127,701
                                                                                                   --------------
                                                                                                    1,379,341,468       18.47%
                                                                                                   --------------

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                                       3
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Housing Development        208,750      Levitt Corp. Class A                                         $  5,097,675        0.07%
                                                                                                     ------------
Industrial & Agricultural  594,300      Alamo Group, Inc. (c)                                          13,859,076
Equipment                  299,300      Lindsay Manufacturing Co.                                       7,470,528
                           360,100      Mestek, Inc. (a)                                                4,969,380
                           360,100      Omega Flex, Inc. (a)                                            6,349,283
                           480,500      Standex International Corp.                                    14,857,060
                                                                                                     ------------
                                                                                                       47,505,327        0.64%
                                                                                                     ------------
Insurance & Reinsurance     87,035      ACE Ltd. (Cayman Islands)                                       4,765,166
                           200,678      ACMAT Corp. Class A (a) (c)                                     3,361,356
                           432,300      Arch Capital Group, Ltd. (a) (Bermuda)                         23,491,182
                            15,675      ESG Re, Ltd. Warrants (a) (b) (Bermuda)                                --
                            65,000      Helicon Reinsurance (a) (b) (Bermuda)                           6,500,000
                           480,000      Montpelier RE Holdings, Ltd. (Bermuda)                          9,264,000
                           127,500      Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                     2,358,750
                            32,089      RS Holdings Class A (a) (b)                                            --
                            58,300      White Mountains Insurance Group, Ltd. (Bermuda)                30,957,300
                                                                                                     ------------
                                                                                                       80,697,754        1.08%
                                                                                                     ------------
Insurance Services         940,131      Safelite Glass Corp. (a) (b)                                    3,760,524
Companies                   63,460      Safelite Realty Corp. (b)                                         517,199
                                                                                                     ------------
                                                                                                        4,277,723        0.06%
                                                                                                     ------------
Life Insurance           2,009,900      The Phoenix Companies, Inc.                                    30,329,391        0.41%
                                                                                                     ------------
Medical Supplies           342,300      Datascope Corp.                                                12,014,730
&Services                  598,000      PAREXEL International Corp. (a)                                14,579,240
                           637,500      Pharmaceutical Product Development, Inc.                       44,102,250
                           363,000      St. Jude Medical, Inc. (a)                                     17,834,190
                                                                                                     ------------
                                                                                                       88,530,410        1.19%
                                                                                                     ------------

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                                       4
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Mutual Holding Companies   561,200      Brooklyn Federal Bancorp, Inc.                               $  6,229,320
                            15,926      Colonial Bankshares, Inc.                                         168,019
                           103,537      Fedfirst Financial Corp.                                          941,669
                             7,000      Gouverneur Bancorp, Inc.                                           80,500
                            51,000      Home Federal Bancorp, Inc.                                        524,535
                            66,400      SFSB, Inc.                                                        619,180
                                                                                                     ------------
                                                                                                        8,563,223        0.11%
                                                                                                     ------------
Non-Life                 9,159,100      Aioi Insurance Co., Ltd. (Japan)                               63,400,445
Insurance-Japan          2,116,200      Millea Holdings, Inc. ADR (Japan)                             203,070,552
                        10,857,140      Mitsui Sumitomo Insurance Co., Ltd. (Japan)                   133,278,902
                         4,420,560      Sompo Japan Insurance, Inc. (Japan)                            62,857,458
                                                                                                     ------------
                                                                                                      462,607,357        6.20%
                                                                                                     ------------
Oil & Gas                  626,800      EnCana Corp. (Canada)                                          31,252,248
Production & Services    1,000,000      Nabors Industries, Ltd. (a) (Bermuda)                          81,250,000
                         1,000,000      Suncor Energy, Inc. (Canada)                                   80,120,000
                                                                                                     ------------
                                                                                                      192,622,248        2.58%
                                                                                                     ------------
Pharmaceuticals          1,000,000      Daiichi Sankyo Co., Ltd. (Japan)                               20,715,229
                         2,000,000      Pfizer, Inc.                                                   51,360,000
                                                                                                     ------------
                                                                                                       72,075,229        0.96%
                                                                                                     ------------

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                                       5
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate              1,387,200      Alexander & Baldwin, Inc.                                    $ 72,925,104
                           139,000      Alico, Inc.                                                     6,199,400
                            31,000      Consolidated-Tomoka Land Co.                                    2,188,290
                         5,881,577      FNC Realty Corp. (a) (b)                                        4,411,183
                         3,533,028      Forest City Enterprises, Inc. Class A (c)                     133,795,770
                         1,017,031      Forest City Enterprises, Inc. Class A (b) (c)                  36,589,216
                            22,500      Forest City Enterprises, Inc. Class B                             848,925
                        30,534,000      Hang Lung Properties, Ltd. (Hong Kong)                         59,432,619
                        30,646,000      Henderson Land Development Co., Ltd. (Hong Kong)              155,842,184
                            47,348      Homefed Corp.                                                   2,935,576
                           676,607      ProLogis                                                       34,655,811
                               846      Public Storage, Inc.                                               61,394
                         3,420,106      Tejon Ranch Co. (a) (c)                                       145,080,896
                         3,428,500      The St. Joe Co.                                               217,538,325
                         2,150,000      Trammell Crow Co. (a) (c)                                      61,081,500
                                                                                                     ------------
                                                                                                      933,586,193       12.50%
                                                                                                     ------------
Retail                     103,279      Sears Holding Corp. (a) (b)                                    12,165,936        0.16%
                                                                                                     ------------
Security Brokers, Dealers  447,200      Jefferies Group, Inc.                                          24,358,984
& Flotation Companies    1,629,375      Raymond James Financial, Inc.                                  69,346,200
                                                                                                     ------------
                                                                                                       93,705,184        1.25%
                                                                                                     ------------
Semiconductor              700,000      Applied Materials, Inc.                                        13,335,000        0.18%
Equipment Manufacturers                                                                              ------------

Steel & Specialty Steel    445,714      Haynes International, Inc. (a) (b)                             11,699,992
                         3,350,000      POSCO ADR (South Korea)                                       192,256,500
                                                                                                     ------------
                                                                                                      203,956,492        2.73%
                                                                                                     ------------
Telecommunications       1,250,000      Comverse Technology, Inc. (a)                                  34,237,500
                         2,008,200      Tellabs, Inc. (a)                                              25,684,878
                                                                                                     ------------
                                                                                                       59,922,378        0.80%
                                                                                                     ------------

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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Title Insurance          1,000,000      First American Corp.                                       $   46,820,000
                           479,800      Stewart Information Services Corp.                             25,645,310
                                                                                                   --------------
                                                                                                       72,465,310        0.97%
                                                                                                   --------------
Transportation              55,032      Florida East Coast Industries, Inc.                             2,684,461        0.04%
                                                                                                   --------------
Utilities, Utility
Service                  8,816,889      Covanta Holding Corp. (a) (b) (c)                             152,532,180
Companies & Waste          800,000      TXU Corp.                                                      40,512,000
Management                                                                                         --------------
                                                                                                      193,044,180        2.59%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $2,637,869,463)                                       4,892,323,149
                                                                                                   --------------
                        INVESTMENT
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.01%
Insurance & Reinsurance  1,805,000      Insurance Partners II Equity Fund, LP (a) (b)                   1,224,292        0.01%
                                                                                                   --------------
                                        TOTAL LIMITED PARTNERSHIPS
                                        (Cost $1,028,831)                                               1,224,292
                                                                                                   --------------
                        PRINCIPAL
                        AMOUNT (+)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 27.24%
Foreign Government      63,000,000      United Kingdom T-Bill, 4.36%|, due 02/13/06                   111,920,036
Obligations             74,000,000      United Kingdom T-Bill, 4.41%|, due 02/20/06                   131,347,861
(Great Britain Pounds)   6,000,000      United Kingdom T-Bill, 4.42%|, due 03/06/06                    10,631,776
                        10,000,000      United Kingdom T-Bill, 4.39%|, due 03/13/06                    17,706,020
                        38,000,000      United Kingdom T-Bill, 4.42%|, due 04/03/06                    67,108,395
                        53,000,000      United Kingdom T-Bill, 4.39%|, due 04/10/06                    93,524,789
                        20,000,000      United Kingdom T-Bill, 4.45%|, due 05/08/06                    35,172,738
                        12,150,000      United Kingdom T-Bill, 4.43%|, due 06/05/06                    21,296,669
                                                                                                   --------------
                                                                                                      488,708,284        6.55%
                                                                                                   --------------
Repurchase Agreement   531,113,594      Bear Stearns 4.37%, dated 01/31/06, due 02/01/06 (e)          531,113,594        7.11%
                                                                                                   --------------
U.S. Treasury Notes    100,000,000      U.S. Treasury Note 2.50%, due 10/31/06                         98,515,700        1.32%
                                                                                                   --------------

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                                       7
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS  (CONTINUED)
U.S. Treasury Bills     50,000,000      U.S. Treasury Bill 4.15%|, due 02/09/06 (f)                $   49,954,674
                       100,000,000      U.S. Treasury Bill 4.20%|, due 02/23/06                        99,747,381
                       140,000,000      U.S. Treasury Bill 4.31%|, due 03/30/06                       139,105,455
                       100,000,000      U.S. Treasury Bill 4.32%|, due 04/13/06                        99,164,500
                       220,000,000      U.S. Treasury Bill 4.40%|, due 04/27/06                       217,773,380
                       140,000,000      U.S. Treasury Bill 4.43%|, due 05/18/06                       138,217,100
                        75,000,000      U.S. Treasury Bill 4.39%|, due 07/06/06                        73,600,200
                       100,000,000      U.S. Treasury Bill 4.45%|, due 07/20/06                        97,957,200
                                                                                                   --------------
                                                                                                      915,519,890       12.26%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $2,029,517,978)                                       2,033,857,468
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.03%
                                        (Cost $5,154,780,390)                                       7,469,380,392
                                                                                                   --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.03%)                                         (2,348,062)
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $7,467,032,330
                                        (Applicable to 131,469,318                                 ==============
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $56.80
                                                                                                           ======

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                                       8
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below)/fair valued securities.

                                                          Carrying Value
                  Security                                   Per Unit             Acquisition Date         Acquisition Cost
                  --------                                --------------          ----------------         ----------------
     ACA Capital Holdings, Inc. Senior Convertible Pfd.    56,891.00                   2/28/01                5,881,446
     ACA Capital Holdings, Inc. Series B Convertible Pfd       62.29                   9/30/04                8,333,333
     ACA Capital Holdings, Inc. Convertible Pfd.           56,891.00           5/19/2000 to 8/28/2002        14,559,277
     ACA Capital Holdings, Inc. Common Stock                   39.63                   9/24/97               15,000,000
     CGA Group, Ltd. Series C                                     --                    3/2/99                7,039,179
     Covanta Holding Corp.                                     17.30           11/3/1992 to 6/28/2005         8,075,277
     ESG RE Limited CL A Warrants                                 --            1/28/1997 to 12/3/1997               --
     FNC Realty Corp.                                           0.75                   7/27/05               11,163,732
     FNC Realty Corp., 7.00%, due 7/27/2008 Convertible Notes 100.00                   7/27/05                9,170,006
     Forest City Enterprises Inc.                              35.98                   7/21/05               36,511,413
     Haynes International Inc.                                 26.25           9/19/2001 to 9/20/2001         3,893,750
     Hechinger Co. 6.95% due 10/15/2003                         2.28                   7/9/03                        --
     Hechinger Co. 9.45% due 11/15/2012                         2.28                   7/9/03                        --
     Helicon RE Insurance                                     100.00             1/4/2006 & 1/6/2006          6,500,000
     Insurance Partners II Equity Fund LP                       0.68           12/15/1998 to 7/26/2004        1,277,213
     Mirant Corporation 364 Day Revolver Bank Debt            137.79                   2/4/04                 9,782,934
     Olympus RE Holdings, Ltd                                  18.50                  12/20/01               12,750,008
     R S Holdings Class A                                         --              5/9/2003 to 4/20/04            30,853
     R S Holdings Convertible Class A Pfd.                        --            3/18/2002 to 4/20/2004          991,392
     Safelite Glass Corp.                                       4.00           10/4/2000 to 2/26/2001         1,265,883
     Safelite Glass Term A Note                                99.00           10/27/2000 to 2/26/2001        3,070,108
     Safelite Glass Term B Note                                99.00           10/4/2000 to 2/26/2001         3,754,041
     Safelite Realty Corp.                                      8.15           10/4/2000 to 2/26/2001            73,352
     Sears Holding Corp.                                      117.80                   4/26/05                1,342,627
     Sears Holding Corp. Escrow Notes                             --                   5/14/03                       --
     Sears Holding Corp. Trade Claims                           0.15           1/22/2002 to 4/30/2003        16,968,282
     USG Corp. 9.25% due 9/15/2001                            142.82           10/25/2000 to 6/20/2001       69,868,230

--------------------------------------------------------------------------------
                                       9
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Security in part on loan.

(e)  Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $50,000,000 matures 11/15/09, value $42,298,500.

     U.S. Treasury Strips, par value $146,000,000 matures 11/15/18, value $80,272,260.

     U.S. Treasury Strips, par value $28,500,000 matures 05/15/19, value $15,214,725.

     U.S. Treasury Strips, par value $175,000,000 matures 02/15/20, value $90,286,000.

     U.S. Treasury Strips, par value $51,815,000, matures 08/15/22, value $23,656,656.

     U.S. Treasury Strips, par value $137,820,000, matures 08/15/23, value $60,027,501.

     U.S. Treasury Strips, par value $71,600,000 matures 05/15/25, value $28,620,668.

     U.S. Treasury Strips, par value $7,306,000 matures 08/15/25, value $2,885,139.

     U.S. Treasury Strips, par value $2,903,000 matures 02/15/26, value $1,119,223.

     U.S. Treasury Strips, par value $150,000,000 matures 02/15/26, value $58,251,000.

     U.S. Treasury Strips, par value $175,000,000 matures 05/15/26, value $66,848,250.

     U.S. Treasury Strips, par value $71,896,000 matures 11/15/26, value $26,934,398.

     U.S. Treasury Strips, par value $30,000,000, matures 11/15/28, value $10,308,600.

     U.S. Treasury Strips, par value $25,000,000, matures 02/15/29, value $8,496,250.

     U.S. Treasury Strips, par value $84,000,000, matures 08/15/29, value $27,888,840.

     U.S. Treasury Strips, par value $10,800,000, matures 02/15/31, value $3,408,480.

(f)  Segregated for future fund commitments.

*    Issuer in default.

+    Denominated in U.S. Dollars unless otherwise noted.

|    Annualized yield at date of purchase.

(1)  Incorporated in Bermuda.

ADR: American Depository Receipt.

 Country Concentration

                   % of
                 Net Assets
                 ----------
United States      58.97%
Japan              13.02
Hong Kong           8.44
United Kingdom      6.55
Canada              4.64
South Korea         2.57
Bermuda             2.06
Sweden              1.68
Belgium             1.07
Singapore           0.50
Switzerland         0.47
Cayman Islands      0.06
                 --------
Total             100.03%
                 ========

--------------------------------------------------------------------------------
                                       10
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.01%
Technology                4,942,604     Insilco Technologies Bank Debt (a) (b) (e) *                 $    277,159        0.01%
                                                                                                     ------------
                                        TOTAL BANK DEBT
                                        (Cost $0)                                                         277,159
                                                                                                     ------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.36%
Financial Insurance         133,783     ACA Capital Holdings, Inc. Series B Convertible (a) (b)         8,333,333        0.36%
                                                                                                     ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $8,333,333)                                               8,333,333
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 59.54%
Aerospace & Defense         564,104     Herley Industries, Inc. (a) (d)                                 9,854,897        0.42%
                                                                                                     ------------
Agricultural Chemicals    1,151,700     Agrium, Inc. (Canada)                                          27,468,045        1.18%
                                                                                                     ------------
Annuities & Mutual Fund     134,170     Westwood Holdings Group, Inc. (d)                               2,522,396        0.11%
Management & Sales                                                                                   ------------

Auto Parts                  834,700     American Axle & Manufacturing Holdings, Inc. (d)               15,517,073
                            920,300     Superior Industries International, Inc. (d)                    21,350,960
                                                                                                     ------------
                                                                                                       36,868,033        1.58%
                                                                                                     ------------
Banking                     370,945     Investors Bancorp, Inc. (a)                                     4,443,921
                             79,908     Kearny Financial Corp.                                          1,078,758
                          1,259,961     NewAlliance Bancshares, Inc.                                   18,345,032
                             50,446     Rockville Financial, Inc. (a) (d)                                 715,829
                            151,141     Wauwatosa Holdings, Inc. (a)                                    1,794,044
                                                                                                     ------------
                                                                                                       26,377,584        1.13%
                                                                                                     ------------
Cable Television          1,416,700     CommScope, Inc. (a)                                            31,323,237
Equipment                   175,000     Scientific-Atlanta, Inc.                                        7,483,000
                                                                                                     ------------
                                                                                                       38,806,237        1.67%
                                                                                                     ------------

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                                       11
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Computer Peripherals        327,900     Lexmark International, Inc. Class A (a)                      $ 15,926,103       0.68%
                                                                                                     ------------
Consumer Products           884,495     JAKKS Pacific, Inc. (a) (d)                                    20,086,881
                            744,620     K-Swiss, Inc. Class A                                          23,567,223
                          1,065,050     Leapfrog Enterprises, Inc. (a) (d)                             12,077,667
                            901,300     Russ Berrie & Co., Inc. (d)                                    11,410,458
                                                                                                     ------------
                                                                                                       67,142,229       2.88%
                                                                                                     ------------
Electronics Components      485,400     American Power Conversion Corp.                                11,503,980
                            505,701     Bel Fuse, Inc. Class B (c)                                     18,832,305
                            474,237     Electronics for Imaging, Inc. (a) (d)                          13,112,653
                            549,350     Ingram Micro, Inc. Class A (a)                                 10,629,922
                            441,400     KEMET Corp. (a)                                                 4,052,052
                            568,100     Park Electrochemical Corp.                                     16,065,868
                                                                                                     ------------
                                                                                                       74,196,780       3.19%
                                                                                                     ------------
Energy/Coal                 948,600     Fording Canadian Coal Trust (Canada)                           38,721,852       1.66%
                                                                                                     ------------
Energy Services           1,006,900     Maverick Tube Corp. (a) (d)                                    48,180,165
                            487,400     Precision Drilling Trust (a)                                   16,342,522
                            408,300     Tidewater, Inc.                                                23,852,886
                            203,636     Weatherford International, Ltd. (a)                             9,118,820
                            502,200     Willbros Group, Inc. (a) (d) (Panama)                          10,295,100
                                                                                                     ------------
                                                                                                      107,789,493       4.63%
                                                                                                     ------------
Forest Products & Paper   1,822,200     Canfor Corp. (a) (d) (Canada)                                  21,676,669
                            399,800     Deltic Timber Corp. (d)                                        21,193,398
                          2,612,600     TimberWest Forest Corp. (d) (Canada)                           32,065,447
                                                                                                     ------------
                                                                                                       74,935,514       3.22%
                                                                                                     ------------
Healthcare Services         678,431     Cross Country Healthcare, Inc. (a) (d)                         13,405,797
                            567,962     PAREXEL International Corp. (a)                                13,846,914
                            161,615     Pharmaceutical Product Development, Inc.                       11,180,526
                                                                                                     ------------
                                                                                                       38,433,237       1.65%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       12
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Companies           934,350     Brookfield Asset Management (d) (Canada)                    $  50,043,786
                          1,706,400     IDT Corp. Class B (a) (d)                                      21,074,040
                            110,500     IDT Corp. Class C (a)                                           1,350,310
                          3,111,000     JZ Equity Partners PLC (United Kingdom)                        10,515,557
                            322,650     Leucadia National Corp.                                        16,929,445
                                                                                                     ------------
                                                                                                       99,913,138       4.29%
                                                                                                     ------------
Home Furnishings            284,127     Stanley Furniture Co., Inc.                                     7,651,540       0.33%
                                                                                                     ------------
Industrial Equipment        416,300     Alamo Group, Inc. (d)                                           9,708,116
                            542,400     Bandag, Inc. (c) (d)                                           24,201,888
                            410,700     Lindsay Manufacturing Co. (d)                                  10,251,072
                            609,100     Trinity Industries, Inc. (d)                                   31,094,555
                                                                                                     ------------
                                                                                                       75,255,631       3.23%
                                                                                                     ------------
Insurance & Reinsurance     322,900     Arch Capital Group, Ltd. (a) (Bermuda)                         17,546,386
                             59,974     E-L Financial Corp., Ltd. (Canada)                             31,591,589
                             65,000     Helicon Reinsurance (a) (b) (Bermuda)                           6,500,000
                            135,000     Montpelier RE Holdings, Ltd. (d) (Bermuda)                      2,605,500
                             42,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                       786,250
                            400,000     Sompo Japan Insurance, Inc. (Japan)                             5,687,737
                                                                                                     ------------
                                                                                                       64,717,462       2.78%
                                                                                                     ------------
Life Insurance              179,000     FBL Financial Group, Inc. Class A                               5,969,650
                             89,001     National Western Life Insurance Co. Class A (d)                19,224,216
                            589,400     The Phoenix Companies, Inc.                                     8,894,046
                                                                                                     ------------
                                                                                                       34,087,912       1.47%
                                                                                                     ------------
Manufactured Housing         75,200     Skyline Corp. (d)                                               3,072,672       0.13%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       13
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Oil & Gas                   405,000     CNX Gas Corp. (144a) (a)                                      $ 9,744,300
                          1,088,400     Comstock Resources, Inc. (a) (d)                               34,828,800
                            713,050     Pogo Producing Co. (d)                                         42,775,869
                            800,000     Rosetta Resources, Inc. (144a) (a) (b)                         14,400,000
                            905,400     St. Mary Land and Exploration Co.                              39,511,656
                          1,084,977     Whiting Petroleum Co. (a) (d)                                  50,234,435
                                                                                                     ------------
                                                                                                      191,495,060       8.23%
                                                                                                     ------------
Real Estate                 187,500     Alexander & Baldwin, Inc. (d)                                   9,856,875
                            243,178     Alico, Inc. (d)                                                10,845,739
                            139,000     Avatar Holdings, Inc. (a) (d)                                   7,943,850
                            749,200     Forest City Enterprises, Inc. Class A (d)                      28,372,204
                            140,800     Jones Lang LaSalle, Inc. (d)                                    8,288,896
                            404,644     Origen Financial, Inc.                                          2,796,090
                            557,100     The St. Joe Co.                                                35,347,995
                            322,646     Tejon Ranch Co. (a) (d)                                        13,686,643
                            211,300     Trammell Crow Co. (a) (d)                                       6,003,033
                                                                                                     ------------
                                                                                                      123,141,325       5.29%
                                                                                                     ------------
Retail                       52,500     The Buckle, Inc.                                                1,850,625
                            234,064     The Dress Barn, Inc. (a) (d)                                   10,799,713
                          1,075,980     Haverty Furniture Companies, Inc. (c) (d)                      15,989,063
                             13,770     Sears Holding Corp. (a) (b) (f)                                 1,622,062
                            300,000     Sears Holding Corp. (a)                                        36,432,000
                                                                                                     ------------
                                                                                                       66,693,463       2.87%
                                                                                                     ------------
Semiconductor               280,700     Coherent, Inc. (a)                                              8,690,472
Equipment Manufacturers   1,159,662     Credence Systems Corp. (a) (d)                                 10,147,043
& Related                   944,150     Electro Scientific Industries, Inc. (a)                        24,047,501
                            869,384     GSI Group, Inc. (a)                                            11,562,807
                                                                                                     ------------
                                                                                                       54,447,823       2.34%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       14
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Software                  2,838,477     Borland Software Corp. (a)                                 $   18,421,716
                            214,077     GEAC Computer Corp., Ltd. (a) (d) (Canada)                      2,341,776
                          1,121,223     Magma Automation Design, Inc. (a)                              11,335,565
                            379,700     Sybase, Inc. (a) (d)                                            8,197,723
                          1,022,736     Synopsys, Inc. (a)                                             22,612,693
                                                                                                   --------------
                                                                                                       62,909,473       2.70%
                                                                                                   --------------
Telecommunications          471,000     Comverse Technology, Inc. (a)                                  12,900,690
Equipment                 3,347,073     Sycamore Networks, Inc. (a)                                    16,568,011
                          1,114,396     Tellabs, Inc. (a)                                              14,253,125
                                                                                                   --------------
                                                                                                       43,721,826       1.88%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS
                                        (Cost $866,182,403)                                         1,386,149,725
                                                                                                   --------------
                          CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.09%
Retail                        1,467     Sears Holding Corp., Put Strike $120, expires 01/20/07 (f)      2,141,820       0.09%
                                                                                                   --------------
                                        TOTAL OPTIONS
                                        (Cost $2,501,873)                                               2,141,820
                                                                                                   --------------
                        PRINCIPAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 39.09%
Repurchase Agreement    220,609,912     Bear Stearns 4.37%, dated 01/31/06, due 02/01/06 (g)          220,609,912       9.48%
                                                                                                   --------------
U.S. Treasury Bills      60,000,000     U.S. Treasury Bill 4.20%|, due 02/23/06                        59,848,645
                         50,000,000     U.S. Treasury Bill 4.32%|, due 04/13/06                        49,582,250
                         95,000,000     U.S. Treasury Bill 4.36%|, due 04/20/06                        94,120,585
                         85,000,000     U.S. Treasury Bill 4.36%|, due 04/27/06                        84,139,715
                         75,000,000     U.S. Treasury Bill 4.39%|, due 07/06/06                        73,600,200
                        245,000,000     U.S. Treasury Bill 4.48%|, due 07/20/06                       239,995,140
                         90,000,000     U.S. Treasury Bill 4.48%|, due 07/27/06                        88,046,363
                                                                                                   --------------
                                                                                                      689,332,898      29.61%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $910,012,151)                                           909,942,810
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       15
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED - 5.70%
Repurchase Agreements     2,389,305     Bear Stearns 2.25%, dated 01/31/06, due 02/01/06 (h)       $    2,389,305
                        130,269,712     Bear Stearns 4.50%, dated 01/31/06, due 02/01/06 (i)          130,269,712
                                                                                                   --------------
                                                                                                      132,659,017       5.70%
                                                                                                   --------------
                                        TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
                                        (Cost $132,659,017)                                           132,659,017
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 104.79%
                                        (Cost $1,919,688,777)                                       2,439,503,864
                                                                                                   --------------
                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.05%)
Retail                      (1,467)     Sears Holding Corp., Call Strike $155, expires 01/20/07 (f)    (1,173,600)     (0.05%)
                                                                                                   --------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $2,514,738)                                  (1,173,600)
                                                                                                   --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (4.74%)                                       (110,251,550)
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $2,328,078,714
                                                                                                   ==============
                                        (Applicable to 90,570,392
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                          $25.70
                                                                                                           ======


--------------------------------------------------------------------------------
                                       16
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)
Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below)/fair valued securities.

                                                          Carrying Value
                  Security                                   Per Unit             Acquisition Date         Acquisition Cost
                  --------                                --------------          ----------------         ----------------
     ACA Capital Holdings, Inc. Series B Convertible Pfd       62.29                   9/30/04                8,333,333
     Helicon RE Insurance                                     100.00             1/4/2006 & 1/6/2006          6,500,000
     Insilco Technologies Bank Debt                             5.61                   9/18/02                1,251,436
     Olympus RE Holdings, Ltd                                  18.50                  12/20/01                4,250,001
     Rosetta Resources Inc.                                    18.00                   6/28/05               12,800,000
     Sears Holding Corp.                                      117.80              4/29/03 & 4/26/05           3,179,010

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Securities in whole or in part on loan.

(e)  Cost has been reduced to $0 due to distributions received.

(f)  Call and Put options relate to common stock position.

(g) Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $41,370,000 matures 11/15/16, value $25,077,667.

     U.S. Treasury Strips, par value $50,000,000 matures 11/15/16, value $30,446,500.

     U.S. Treasury Strips, par value $13,235,000 matures 05/15/17, value $7,816,194.

     U.S. Treasury Strips, par value $9,605,000 matures 08/15/17, value $5,601,252.

     U.S. Treasury Strips, par value $95,000,000, matures 11/15/21, value $44,930,250.

     U.S. Treasury Strips, par value $152,010,000, matures 02/15/23, value $67,744,777.

     U.S. Treasury Strips, par value $106,000,000 matures 11/15/23, value $45,393,440.

(h)  Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $5,520,000, matures 02/15/23, value $2,460,043.

(i)  Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $33,421,000 matures 08/15/11, value $26,178,669.

     U.S. Treasury Strips, par value $70,091,000 matures 08/15/17, value $40,874,268.

     U.S. Treasury Strips, par value $93,140,000 matures 02/15/18, value $52,951,021.

     U.S. Treasury Strips, par value $25,000,000 matures 05/15/18, value $14,045,750.

*    Issue in default.

|    Annualized yield at date of purchase.

Country Concentration

                   % of
                Net Assets
                ----------
United States      93.66%
Canada              8.76
Bermuda             1.18
United Kingdom      0.45
Panama              0.44
Japan               0.25
                 --------
Total             104.74%
                 ========

--------------------------------------------------------------------------------
                                       17
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                     PRINCIPAL                                                                                            % OF
                     AMOUNT(+)/UNITS    ISSUES                                                               VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.84%
Real Estate Operating
Companies                6,270,514      FNC Realty Corp., 7.00%, due 07/27/08 (b)                    $    6,270,514

                           400,000      Forest City Enterprises, Inc., $25 par, 7.375%, due 02/01/34     10,220,000
                             notes
(Canadian Dollars)       6,666,600      Sterling Centrecorp Inc., 8.50%, due 12/31/09 (b) (Canada)        5,215,405
                                                                                                     --------------
                                                                                                         21,705,919        0.71%
                                                                                                     --------------
Retail                   4,000,000      Pathmark Stores, Inc. 8.75%, due 02/01/12                         3,800,000        0.13%
                                                                                                     --------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $24,690,783)                                               25,505,919
                                                                                                     --------------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.31%
Real Estate Investment     125,000      RAIT Investment Trust 7.75%                                       3,050,000
Trusts                     250,000      RAIT Investment Trust 8.375%                                      6,312,500
                                                                                                     --------------
                                                                                                          9,362,500        0.31%
                                                                                                     --------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $9,375,000)                                                 9,362,500
                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 85.01%
Diversified Financial      774,000      Guoco Group Ltd. (Hong Kong) (1)                                  8,515,472
Services                    22,223      Imperial Credit Industries, Inc. Warrants (a) (b)                        --
                           370,756      Investors Bancorp, Inc. (a)                                       4,441,657
                           537,700      PHH Corp. (a)                                                    15,491,137
                                                                                                     --------------
                                                                                                         28,448,266        0.93%
                                                                                                     --------------

Homebuilders               434,690      Avatar Holdings, Inc. (a) (c)                                    24,842,534
                           239,783      Brookfield Homes Corp.                                           12,384,792
                                                                                                     --------------
                                                                                                         37,227,326        1.22%
                                                                                                     --------------
Hotels                   1,879,900      Fairmont Hotels and Resorts, Inc. (Canada)                       83,072,781        2.73%
                                                                                                     --------------
Natural Resources           85,200      Deltic Timber Corp.                                               4,516,452        0.15%
                                                                                                     --------------

--------------------------------------------------------------------------------
                                       18
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment   2,293,800      Acadia Realty Trust (c)                                      $ 48,926,754
Trusts                      28,500      Agree Realty Corp.                                                852,150
                         3,810,100      American Financial Realty Trust                                47,359,543
                           642,148      American Land Lease, Inc. (c)                                  15,899,584
                         1,177,900      Anthracite Capital, Inc.                                       13,216,038
                         1,400,000      Associated Estates Realty Corp. (c)                            14,420,000
                            72,700      Bedford Property Investors, Inc.                                1,686,640
                         1,640,450      Capital Lease Funding, Inc. (c)                                17,470,793
                         1,000,000      Columbia Equity Trust, Inc. (c)                                16,550,000
                         1,000,000      Crystal River Capital (144a) (b)                               25,000,000
                           938,000      Feldman Mall Properties, Inc. (c)                              10,740,100
                           551,300      First Potomac Realty Trust                                     16,213,733
                         1,501,800      JER Investors Trust, Inc. (c)                                  26,732,040
                           938,200      One Liberty Properties, Inc. (c)                               18,670,180
                         5,841,792      ProLogis                                                      299,216,586
                         2,000,400      PS Business Parks, Inc. (c)                                   109,721,940
                           711,300      RAIT Investment Trust                                          19,283,343
                         1,498,200      Vornado Realty Trust                                          132,350,988
                                                                                                     ------------
                                                                                                      834,310,412       27.39%
                                                                                                     ------------
Real Estate                650,500      Jones Lang LaSalle, Inc.                                       38,294,935
Management/             49,926,000      Midland Realty Holdings, Ltd. (c) (Hong Kong) (1)              27,834,095
Brokerage                   11,609      Savills PLC (United Kingdom)                                      216,645
                         2,079,950      Trammell Crow Co. (a) (c)                                      59,091,379
                                                                                                     ------------
                                                                                                      125,437,054        4.12%
                                                                                                     ------------

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                                       19
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating        5,000      Atlantic American Realty Capital Advisors, Inc. (a) (b)      $    500,000
Companies                4,051,653      British Land Co. PLC (United Kingdom)                          82,819,187
                         4,007,723      Brookfield Asset Management (Canada)                          214,653,644
                         2,743,900      Brookfield Properties Corp. (Canada)                           82,893,219
                           510,000      Consolidated-Tomoka Land Co. (c)                               36,000,900
                         1,856,219      Derwent Valley Holdings PLC (United Kingdom)                   52,637,617
                           966,500      First Capital Realty, Inc. (Canada)                            19,761,894
                         4,028,393      FNC Realty Corp. (a) (b)                                        3,021,295
                         1,256,281      FNC Realty Corp. Warrants, Strike $1.99 (a) (b)                        --
                         6,012,900      Forest City Enterprises, Inc. Class A (c)                     227,708,523
                         1,017,031      Forest City Enterprises, Inc. Class A (b) (c)                  36,589,216
                        21,631,000      Hang Lung Properties, Ltd. (Hong Kong)                         42,103,458
                         6,558,000      Hongkong Land Holdings, Ltd. (Singapore) (1)                   21,641,400
                        11,208,000      Henderson Land Development Co., Ltd. (Hong Kong)               56,995,340
                         7,380,400      Killam Properties, Inc. (a) (c) (Canada)                       17,818,445
                         3,283,066      Liberty International PLC (United Kingdom)                     61,647,652
                            24,900      Minerva PLC (United Kingdom)                                      128,241
                        12,025,684      Multiplex Group (Australia)                                    29,817,295
                         4,042,175      Quintain Estates & Development PLC (United Kingdom)            45,303,771
                           108,000      Sterling Centrecorp, Inc. (a) (Canada)                            119,468
                           108,000      Sterling Centrecorp, Inc. Warrants (a) (b) (Canada)                23,002
                        13,220,000      Tai Cheung Holdings, Ltd. (Hong Kong) (1)                       8,009,281
                           401,039      Tejon Ranch Co. (a)                                            17,012,074
                         4,386,361      The St. Joe Co. (c)                                           278,314,605
                         2,000,000      Thomas Properties Group, Inc. (c)                              24,120,000
                         7,757,487      Unite Group PLC (c) (United Kingdom)                           53,546,547
                                                                                                   --------------
                                                                                                    1,413,186,074       46.39%
                                                                                                   --------------
Retail                      22,951      Sears Holding Corp. (a) (b) (d)                                 2,703,554
                           500,000      Sears Holding Corp. (a)                                        60,720,000
                                                                                                   --------------
                                                                                                       63,423,554        2.08%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       20
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $1,789,477,798)                                       2,589,621,919
                                                                                                   --------------
                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.12%
Retail                       2,443      Sears Holding Corp., Put Strike $120, expires 01/20/07 (d)      3,566,780        0.12%
                                                                                                   --------------
                                        TOTAL OPTIONS
                                        (Cost $4,166,382)                                               3,566,780
                                                                                                   --------------
                        PRINCIPAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 13.61%
Repurchase Agreement   216,971,103      Bear Stearns 4.37%, dated 01/31/06, due 02/01/06 (e)          216,971,103        7.12%
                                                                                                   --------------
U.S. Treasury Bills     50,000,000      U.S. Treasury Bill 4.20%|, due 02/23/06 (f)                    49,873,884
                        80,000,000      U.S. Treasury Bill 4.36%|, due 04/20/06                        79,259,440
                        70,000,000      U.S. Treasury Bill 4.45%|, due 07/20/06                        68,570,040
                                                                                                   --------------
                                                                                                      197,703,364        6.49%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $414,695,814)                                           414,674,467
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 99.89%
                                        (Cost $2,242,405,777)                                       3,042,731,585
                                                                                                   --------------
                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.07%)
Retail                      (2,443)     Sears Holding Corp., Call Strike $155, expires 01/20/07 (d)    (1,954,400)    (0.07%)
                                                                                                   --------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $4,187,812)                                  (1,954,400)
                                                                                                   --------------
                                        OTHER ASSETS LESS LIABILITIES - 0.18%                           5,406,019
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $3,046,183,204
                                                                                                   ==============
                                        (Applicable to 99,621,501
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $30.58
                                                                                                           ======

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                                       21
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below)/fair valued securities.

                                                               Carrying Value
                  Security                                        Per Unit             Acquisition Date         Acquisition Cost
                  --------                                     --------------          ----------------         ----------------
     Atlantic American Realty Capital Advisors, Inc.               100.00                  10/22/04                  500,000
     Crystal River Capital 144a                                     25.00                   3/9/05                25,000,000
     FNC Realty Corp.                                                0.75           5/22/2002 to 7/27/2005         4,003,247
     FNC Realty Corp., 7.00%, due 7/27/2008 Convertible Notes      100.00                   7/27/05                6,270,514
     FNC Realty Corp. Warrants Strike $1.99                            --             2/6/2004 & 2/18/2004                --
     Forest City Enterprises Inc.                                   35.98                   7/21/05               36,511,413
     Imperial Credit Industries Warrants                               --            9/22/2000 & 2/26/2001                --
     Sears Holding Corp.                                           117.80                   4/26/05                  298,363
     Sterling Centercorp, Inc., 8.50% due 12/31/2009                78.23           5/11/2004 & 12/16/2004         4,610,226
     Sterling Centercorp, Inc. Warrants                              0.21                   3/26/04                       --

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d)  Call and Put options relate to common stock position.

(e)  Repurchase agreements collateralized by:

     U.S. Treasury Inflation Index Bonds, par value $21,365,000 matures 01/15/09, value $27,278,084.

     U.S. Treasury Inflation Index Bonds, par value $25,000,000 matures 01/15/10, value $32,083,209.

     U.S. Treasury Inflation Index Bonds, par value $15,637,000 matures 11/15/11, value $17,230,340.

     U.S. Treasury Bonds, par value $1,845,000 matures 05/15/14, value
     $2,383,504.

     U.S. Treasury Bonds, par value $130,000,000 matures 01/15/25, value $144,289,376.

(f)  Segregated for future fund commitments.

*    Issuer in default.

+    Denominated in U.S. Dollars unless otherwise noted.

|    Annualized yield at date of purchase.

(1)  Incorporated in Bermuda.

 Country Concentration

                   % of
                Net Assets
                ----------
United States      69.79%
Canada             13.90
United Kingdom      9.73
Hong Kong           4.71
Australia           0.98
Singapore           0.71
                 --------
Total              99.82%
                 ========

--------------------------------------------------------------------------------
                                       22
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 67.29%
Advertising              1,001,500      Asatsu-DK, Inc. (Japan)                                    $   32,015,899        1.44%
                                                                                                   --------------
Agriculture                300,400      Agrium, Inc. (Canada)                                           7,164,540
                           226,952      Cresud SACIFYA ADR (Argentina)                                  2,732,502
                         9,155,750      Saskatchewan Wheat Pool (a) (c) (Canada)                       66,313,979
                           444,406      United International Enterprises, Ltd. (c) (Denmark) (3)       30,386,488
                                                                                                   --------------
                                                                                                      106,597,509        4.81%
                                                                                                   --------------
Building & Construction     82,342      Imerys S.A. (France)                                            6,783,955
Products/Services       12,214,300      Nippon Sheet Glass Co., Ltd. (Japan)                           54,248,756
                                                                                                   --------------
                                                                                                       61,032,711        2.75%
                                                                                                   --------------
Computer Software          599,800      Fujitsu Business Systems, Ltd. (Japan)                         11,070,005        0.50%
                                                                                                   --------------
Corporate Services      22,522,784      Boardroom, Ltd. (c) (Singapore)                                 6,109,380        0.28%
                                                                                                   --------------
Diversified Operations     211,824      Hal Trust (Netherlands) (1)                                    13,333,272
                         5,368,200      Hutchison Whampoa, Ltd. (Hong Kong)                            54,839,335
                           175,000      Investor AB Class A (Sweden)                                    3,053,357
                         9,545,000      Oversees Union Enterprise, Ltd. (c) (Singapore)                64,727,822
                                                                                                   --------------
                                                                                                      135,953,786        6.14%
                                                                                                   --------------
Electronics              1,332,300      Futaba Corp. (Japan)                                           31,346,899
                         2,221,000      Nichicon Corp. (Japan)                                         29,725,672
                        16,216,000      WBL Corp., Ltd. (c) (Singapore)                                55,982,738
                                                                                                   --------------
                                                                                                      117,055,309        5.28%
                                                                                                   --------------
Energy/Coal                522,700      Westshore Terminals Income Fund (Canada)                        5,901,341        0.27%
                                                                                                   --------------
Energy/Services            943,200      Farstad Shipping ASA (Norway)                                  13,291,796
                           235,356      Compagnie Generale de Geophyisque SA (a) (France)              30,601,371
                                                                                                   --------------
                                                                                                       43,893,167        1.98%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       23
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Engineering/Construction   865,800      Aker Kvaerner ASA (a) (Norway)                             $   59,476,085
                           866,700      Chudenko Corp. (Japan)                                         16,365,377
                         4,138,100      Subsea 7, Inc. (a) (Norway)                                    47,585,102
                           747,000      Tokyo Energy & Systems, Inc. (Japan)                            8,291,155
                                                                                                   --------------
                                                                                                      131,717,719        5.94%
                                                                                                   --------------
Food & Beverage         26,427,000      Del Monte Pacific, Ltd. (Singapore) (2)                         9,612,188
                        48,088,000      Vitasoy International Holdings, Ltd. (Hong Kong)               17,821,275
                                                                                                   --------------
                                                                                                       27,433,463        1.24%
                                                                                                   --------------
Forest Products & Paper  4,420,700      Canfor Corp. (a) (Canada)                                      52,588,108
                         6,487,850      Catalyst Paper Corp. (a) (Canada)                              18,226,698
                        44,893,185      Rubicon, Ltd. (a) (c) (New Zealand)                            28,047,448
                                                                                                   --------------
                                                                                                       98,862,254        4.46%
                                                                                                   --------------
Holding Companies          150,452      Compagnie Nationale a Portefeuille (Belgium)                   49,544,915
                         5,041,400      Guoco Group, Ltd. (Hong Kong) (1)                              55,464,985
                           685,000      JZ Equity Partners PLC (United Kingdom)                         2,315,383
                            71,000      Pargesa Holding AG (Switzerland)                                6,942,000
                                                                                                   --------------
                                                                                                      114,267,283        5.16%
                                                                                                   --------------
IT Services                121,590      Cap Gemini SA (a) (France)                                      5,555,428        0.25%
                                                                                                   --------------
Insurance                  100,000      Blue Ocean Reinsurance, Ltd. (a) (b) (Bermuda)                 10,000,000
                        23,194,246      BRIT Insurance Holdings PLC (United Kingdom)                   38,580,740
                             4,291      E-L Financial Corp., Ltd. (Canada)                              2,260,305
                               140      Millea Holdings, Inc. (Japan)                                   2,685,307
                         8,184,300      Skandia Forsakrings AB (Sweden)                                56,580,207
                           285,000      Sompo Japan Insurance, Inc. (Japan)                             4,052,513
                                                                                                   --------------
                                                                                                      114,159,072        5.16%
                                                                                                   --------------
Metals & Mining          2,055,132      Dundee Precious Metals, Inc. Class A (a) (Canada)              18,583,784
                        11,451,289      Zinifex Ltd. (Australia)                                       68,160,808
                                                                                                   --------------
                                                                                                       86,744,592        3.91%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       24
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Other Financial            250,000      Banco Latinoamericano de Exportaciones, S.A. (Panama)      $    4,375,000
                           351,700      Oslo Bors Holding ASA (c) (Norway)                             22,468,283
                                                                                                   --------------
                                                                                                       26,843,283        1.21%
                                                                                                   --------------
Real Estate                 67,120      Bil International, Ltd. (c) (New Zealand) (1)                      59,906
                       103,399,903      Bil International, Ltd. (c) (Singapore)                        91,154,591
                        21,374,000      Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                22,454,719
                                                                                                   --------------
                                                                                                      113,669,216        5.13%
                                                                                                   --------------
Securities Brokerage    38,126,960      Hotung Investment Holdings, Ltd. (a) (Singapore)                4,956,505
                           652,300      Ichiyoshi Securities Co., Ltd. (Japan)                         12,511,615
                        12,860,000      UOB-Kay Hian Holdings, Ltd. (Singapore)                         9,275,754
                                                                                                   --------------
                                                                                                       26,743,874        1.21%
                                                                                                   --------------
Software                 5,512,836      GEAC Computer Corp., Ltd. (a) (c) (Canada)                     60,304,584        2.72%
                                                                                                   --------------
Telecommunications      11,541,191      Telecom Corp. of New Zealand, Ltd. (New Zealand)               44,847,537        2.02%
                                                                                                   --------------
Transportation          43,676,950      Chuan Hup Holdings, Ltd. (Singapore)                           10,366,578
                         1,938,700      Golar LNG, Ltd. (a) (Norway)                                   28,850,570
                         4,407,700      Noble Group, Ltd. (Singapore) (1)                               3,532,464
                         3,850,000      Seino Holdings Co., Ltd. (Japan)                               39,023,486
                        18,671,113      Toll NZ, Ltd. (a) (c) (New Zealand)                            38,455,902
                                                                                                   --------------
                                                                                                      120,229,000        5.43%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS
                                        (Cost $1,112,552,608)                                       1,491,006,412
                                                                                                   --------------
                        PRINCIPAL
                        AMOUNT (+)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 33.05%
Foreign Government Obligations
(Canadian Dollar)       71,000,000      Canadian T-Bill, 3.23%|, due 09/07/06                          61,041,113        2.75%
                                                                                                   --------------
Repurchase Agreement    76,988,050      Bear Stearns 4.37%, dated 01/31/06, due 02/01/06 (d)           76,988,050        3.48%
                                                                                                   --------------
U.S. Treasury Note      50,000,000      U.S. Treasury Note 2.25%, due 04/30/06                         49,746,100        2.25%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       25
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)                                                                         VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bills     50,000,000      U.S. Treasury Bill 4.15%|, due 02/09/06                      $ 49,954,673
                        80,000,000      U.S. Treasury Bill 4.09%|, due 02/23/06                        79,820,439
                       100,000,000      U.S. Treasury Bill 3.87%|, due 03/30/06                        99,361,039
                       150,000,000      U.S. Treasury Bill 4.36%|, due 04/20/06                       148,611,450
                        20,000,000      U.S. Treasury Bill 4.41%|, due 04/27/06                        19,797,580
                       150,000,000      U.S. Treasury Bill 4.45%|, due 07/20/06                       146,935,800
                                                                                                   --------------
                                                                                                      544,480,981       24.57%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $730,245,951)                                           732,256,244
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.34%
                                        (Cost $1,842,798,559)                                       2,223,262,656
                                                                                                   --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.34%)                                         (7,524,760)
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $2,215,737,896
                                                                                                   ==============
                                        (Applicable to 100,247,555
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $22.10
                                                                                                           ======

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                                       26
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below)/fair valued securities.

                                    CARRYING VALUE   ACQUISITION     ACQUISITION
               SECURITY                PER UNIT         DATE            COST
               --------             --------------   -----------     -----------
     Blue Ocean Reinsurance, Ltd.       100.00        12/30/05        10,000,000

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Repurchase agreement collateralized by: U.S. Treasury Strips, par value $39,800,000, matures 08/18/06, value $38,881,814.

     U.S. Treasury Strips, par value $71,570,050, matures 05/15/18, value $40,341,146.

ADR: American Depository Receipt.

+    Denominated in U.S. dollars unless otherwise noted.

|    Annualized yield at date of purchase.

(1)  Incorporated in Bermuda

(2)  Incorporated in British Virgin Islands.

(3)  Incorporated in Bahamas.

 Country Concentration

                   % of
                Net Assets
                ----------
United States #    30.29%
Canada             13.20
Singapore          11.54
Japan              10.89
Norway              7.75
Hong Kong           6.80
New Zealand         5.03
Australia           3.08
Sweden              2.69
Belgium             2.24
France              1.94
United Kingdom      1.84
Denmark             1.37
Netherlands         0.60
Bermuda             0.45
Switzerland         0.31
Panama              0.20
Argentina           0.12
                 --------
TOTAL             100.34%
                 ========

#    Comprised of cash equivalents.

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                                       27
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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):     Third Avenue Trust
                  ------------------

By:               /s/ David M. Barse
                  ------------------

Name:             David M. Barse
                  --------------

Title:            Principal Executive Officer
                  ---------------------------

Date:             March 15, 2006
                  --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant):     Third Avenue Trust
                  ------------------

By:               /s/ David M. Barse
                  ------------------

Name:             David M. Barse
                  --------------

Title:            Principal Executive Officer
                  ---------------------------

Date:             March 15, 2006
                  --------------


By:               /s/ Vincent Dugan
                  -----------------

Name:             Vincent Dugan
                  -------------

Title:            Principal Financial Officer
                  ---------------------------

Date:             March 15, 2006
                  --------------